UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
	                       Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment	[   ];	Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quaker Capital Management Corporation
Address:	The Arrott Building
		401 Wood Street, Suite 1300
		Pittsburgh, PA  15222-1824

13F File Number:	028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Fallgren
Title:		Compliance
Phone:		412-281-1948

Signature, Place, and Date of Signing:

   /s/	David R. Fallgren	Pittsburgh, Pennsylvania	February 14, 2001

Report Type (Check only one.):

[X  ]		13F HOLDINGS REPORT

[   ]		13F NOTICE

[   ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		51

Form 13F Information Table Value Total:		$410,019,488



List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP      Value ($)     Shares     InvDscn  Oth  VoteSole  VoteShd.
Aldila Inc.                  Com    014384101     937,518.8    714,300  Defined       409,300  	305,000
Amer West Hldg Corp. Cl. B   Com    023657208  22,667,362.5  1,769,160  Defined     1,160,000	609,160
AngloGold                    Com    356142208     705,937.9     47,259  Defined             0	 47,259
Arch Chemicals               Com    039373102  11,598,737.5    653,450  Defined       210,000   443,450
Ashanti Goldfields Co. Ltd.  Com    043743202   1,019,803.1    543,895  Defined       200,000 	343,895
Barrick Gold Corp.           Com    067901108     927,271.8     56,610  Defined             0	 56,610
B.F. Goodrich Co.            Com    382388106   9,417,487.5    258,900  Defined        45,300   213,600
Borders Group Inc.           Com    099709107   6,240,540.6    533,950  Defined       295,000   238,950
Calgon Carbon                Com    129603106   5,173,065.6    909,550  Defined       492,000  	417,550
Cold Metal Products          Com    192861102     481,308.8    296,190  Defined             0	296,190
Cole National Corp.          Com    193290103  13,044,018.8  1,512,350  Defined       451,600 1,060,750
Cooper Tire & Rubber         Com    216831107  13,057,062.5  1,228,900  Defined       374,900   854,000
Cytec Industries Inc.        Com    232820100   9,088,457.0    227,567  Defined             0   227,567
Dawson Geophysical           Com    239359102   3,337,612.8    360,823  Defined             0   360,823
Doncasters PLC               Com    257692103  11,410,000.0    570,500  Defined             0   570,500
DSG Intl                     Com    G28471103     305,377.9     74,031  Defined             0	 74,031
East West Bancorp Inc.       Com    27579R104  23,865,187.5    957,000  Defined       457,800   499,200
Emcee Broadcast Products     Com    268650108     384,303.1    396,700  Sole          396,700  	      0
Fairchild Semiconductor	     Com    303726103   5,353,425.0    370,800  Defined             0   370,800
Fastnet Corp.                Com    311877104      85,300.0    170,600  Sole          170,600         0
Foster L B Co Class A        Com    350060109     657,292.5    262,917  Defined             0	262,917
Guilford Mills Inc.          Com    401794102   2,017,681.3  1,241,650  Defined     1,025,000  	216,650
Hampshire Group, Ltd         Com    408859106     129,428.1     16,600  Defined             0	 16,600
ITSA                         Com    G4984V106     167,500.4    191,429  Sole          191,429         0
Litton Industries            Com    538021106   3,517,331.3     44,700  Defined             0	 44,700
Loews Corporation            Com    540424108  17,110,596.3    165,220  Defined        40,100	125,120
Magellan Health Services     Com    559079108   5,301,969.4  1,194,810  Defined       970,000 	224,810
Matrix Pharmaceutical        Com    576844104  38,852,669.1  2,268,769  Defined       900,000 1,368,769
Miller Herman Inc.           Com    600544100   1,588,322.5     55,246  Defined             0    55,246
Newmont Mining               Com    651639106   5,355,978.5    313,904  Defined       169,000	144,904
Nucentrix Broadband Networks Com    670198100  10,225,333.1    908,919  Defined       445,000   463,919
Nucor Corp.                  Com    670346105   6,850,062.5    172,600  Defined             0   172,600
NVR Inc.                     Com    62944T105  19,871,604.6    160,774  Defined             0   160,774
Payless Shoesource           Com    704379106  22,504,655.3    318,087  Defined       100,000 	218,087
Remedy Corp.                 Com    759548100  11,506,680.9    694,743  Defined       264,443   430,300
Respironics                  Com    761230101  11,140,650.0    390,900  Defined       199,000   191,900
RF Monolithics Inc.          Com    74955F106   5,666,625.0    839,500  Defined       415,000   424,500
Rockford Corp.               Com    77316P101   3,953,500.0    790,700  Defined       327,500   463,200
Spectrum Control             Com    847615101   5,101,687.5    507,000  Sole          507,000  	      0
Sprint Corporation           Com    852061100  15,098,281.3    743,300  Defined       400,000   343,300
Teledyne Technologies Inc.   Com    879360105   5,614,953.8    237,670  Defined             0   237,670
Turnstone Systems Inc.       Com    900423104     350,306.3     47,100  Sole           47,100         0
Tuscarora Inc                Com    900902107   3,649,050.0    275,400  Defined       245,700    29,700
UST Inc.                     Com    902911106   7,439,368.8    265,100  Defined       189,600    75,500
Vicorp Restaurants           Com    925817108  14,631,635.6    824,318  Defined       336,568 	487,750
Waste Management             Com    94106L109  20,053,537.5    722,650  Defined       310,000   412,650
Water Pik Technologies       Com    94113U100   1,178,415.0    168,345  Defined             0   168,345
Wet Seal Inc. Cl. A          Com    961840105   1,116,543.8     54,300  Defined             0    54,300
Whirlpool Corp.              Com    963320106  10,424,487.5    218,600  Defined       150,000    68,600
Worldcom                     Com    98155K102  10,596,093.8    753,500  Defined       600,000   153,500
WSFS Financial               Com    929328102   9,247,468.8    718,250  Defined       281,300  	436,950

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